Exhibit 99.08

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	5	100.00%
Delinquency, No Missing Data	0	0.00%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	5	100.00%